OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	$ 218	$ 199
Other investments	112	414
Notes receivable	160	123
Norte Abierto JV Partner Receivable	149	150
Restricted cash	151	147
Non-current prepayments	223	253
Non-current derivative financial assets	0	53
Other	115	170
Other non-current assets	1,128	1,509
Argentina
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	29	47
Tanzania
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	119	94
Chile
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	$ 70	$ 58